Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (6.4%)
	Alphabet Inc. Class A	1,403,601	439,327
	Alphabet Inc. Class C	541,438	169,903
	Walt Disney Co.	710,750	80,862
	Meta Platforms Inc. Class A	93,280	61,573
*	Netflix Inc.	439,060	41,166
	Nintendo Co. Ltd.	501,010	33,826
	T-Mobile US Inc.	119,530	24,270
	Comcast Corp. Class A	44,800	1,339
			852,266
Consumer Discretionary (8.8%)
	Ross Stores Inc.	969,600	174,664
	TJX Cos. Inc.	1,058,000	162,519
	Alibaba Group Holding Ltd. ADR	1,100,920	161,373
*	Amazon.com Inc.	612,630	141,407
	Sony Group Corp. ADR	4,906,388	125,604
	Royal Caribbean Cruises Ltd.	331,500	92,462
*	Mattel Inc.	3,912,330	77,621
*	Tesla Inc.	111,240	50,027
[1]	Whirlpool Corp.	656,944	47,392
*	CarMax Inc.	948,090	36,634
	Marriott International Inc. Class A	84,500	26,215
	NIKE Inc. Class B	261,030	16,630
*	Burlington Stores Inc.	47,000	13,576
*	Capri Holdings Ltd.	468,041	11,420
*	Carnival Corp.	346,350	10,577
	Newell Brands Inc.	2,478,244	9,219
	McDonald's Corp.	28,630	8,750
*,1	Birkenstock Holding plc	196,200	8,025
	Murphy USA Inc.	12,662	5,109
*	Taylor Morrison Home Corp.	33,700	1,984
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,519
	Dick's Sporting Goods Inc.	5,050	1,000
*	Leslie's Inc.	65,556	108
			1,183,835
Consumer Staples (2.0%)
*	Dollar Tree Inc.	714,750	87,921
*	BJ's Wholesale Club Holdings Inc.	516,269	46,480
*	US Foods Holding Corp.	549,910	41,419
	Sysco Corp.	548,730	40,436
	Philip Morris International Inc.	177,980	28,548
	Tyson Foods Inc. Class A	177,000	10,376
	Walmart Inc.	62,850	7,002
	Altria Group Inc.	97,830	5,641
	Coca-Cola Co.	4,500	314
			268,137
Energy (2.7%)
	ConocoPhillips	1,600,460	149,819
	Cameco Corp.	766,350	70,113
	Chevron Corp.	242,052	36,891
	TechnipFMC plc	596,870	26,597
	EOG Resources Inc.	251,561	26,416
	Coterra Energy Inc.	826,420	21,751
	Expand Energy Corp.	133,000	14,678
	SLB Ltd.	171,380	6,578
	Exxon Mobil Corp.	54,254	6,529
	Viper Energy Inc. Class A	150,100	5,798
	Valero Energy Corp.	22,050	3,590
			368,760

		Shares	Market Value ($000)
Financials (11.4%)
	Raymond James Financial Inc.	1,390,759	223,342
	JPMorgan Chase & Co.	661,698	213,212
	Charles Schwab Corp.	2,116,301	211,440
	Northern Trust Corp.	1,192,600	162,897
	Goldman Sachs Group Inc.	154,300	135,630
	Visa Inc. Class A	379,140	132,968
	Bank of New York Mellon Corp.	822,208	95,450
	Wells Fargo & Co.	805,820	75,102
	Evercore Inc. Class A	188,190	64,032
	CME Group Inc.	161,520	44,108
	PayPal Holdings Inc.	680,020	39,700
	Mastercard Inc. Class A	65,970	37,661
	KeyCorp	1,699,430	35,076
	Progressive Corp.	113,280	25,796
	Fidelity National Information Services Inc.	165,185	10,978
	Comerica Inc.	120,160	10,445
	Hanover Insurance Group Inc.	26,900	4,917
*	Sony Financial Group Inc. ADR	872,126	4,561
*	WEX Inc.	22,860	3,406
			1,530,721
Health Care (23.2%)
	Eli Lilly & Co.	799,402	859,101
	AstraZeneca plc ADR	4,762,113	437,781
*	Boston Scientific Corp.	2,726,136	259,937
	Amgen Inc.	737,386	241,354
*	Biogen Inc.	1,316,936	231,768
	GSK plc ADR	3,544,080	173,802
*	Elanco Animal Health Inc. (XNYS)	7,188,818	162,683
	Bristol-Myers Squibb Co.	2,832,390	152,779
	Thermo Fisher Scientific Inc.	221,632	128,425
	Novartis AG ADR	672,790	92,758
	Zimmer Biomet Holdings Inc.	569,030	51,167
*	Illumina Inc.	326,750	42,857
	Roche Holding AG	95,197	39,313
*	LivaNova plc	582,430	35,837
	Danaher Corp.	141,406	32,371
	Stryker Corp.	73,710	25,907
*	BioMarin Pharmaceutical Inc.	435,340	25,872
	CVS Health Corp.	322,570	25,599
	Agilent Technologies Inc.	107,300	14,600
*	IQVIA Holdings Inc.	55,962	12,614
	Alcon AG	159,993	12,609
	UnitedHealth Group Inc.	34,276	11,315
	Abbott Laboratories	67,000	8,394
[2]	Siemens Healthineers AG	137,780	7,222
	Sanofi SA ADR	90,540	4,388
*	GRAIL Inc.	47,615	4,075
*	Waters Corp.	6,960	2,644
	Humana Inc.	9,250	2,369
	Sandoz Group AG	10,740	780
			3,100,321
Industrials (16.7%)
	Siemens AG (Registered)	1,019,195	285,452
	Southwest Airlines Co.	5,629,089	232,650
	FedEx Corp.	723,410	208,964
	AECOM	1,656,010	157,867
*	Amentum Holdings Inc.	5,269,819	152,825
*	United Airlines Holdings Inc.	1,179,350	131,875
*	Nextpower Inc. Class A	1,409,518	122,783
	Jacobs Solutions Inc.	822,665	108,970
	Delta Air Lines Inc.	1,464,200	101,616
	IDEX Corp.	474,862	84,497
	Moog Inc. Class A	274,560	66,869
	Airbus SE	265,771	61,718
*	American Airlines Group Inc.	3,822,120	58,593
*	XPO Inc.	368,050	50,022
	Booz Allen Hamilton Holding Corp.	568,800	47,984
	TransDigm Group Inc.	36,055	47,948

		Shares	Market Value ($000)
	Caterpillar Inc.	74,080	42,438
	United Parcel Service Inc. Class B (XNYS)	426,440	42,299
	Knight-Swift Transportation Holdings Inc.	667,846	34,915
*	Parsons Corp.	375,600	23,212
	Norfolk Southern Corp.	75,732	21,865
	Textron Inc.	210,160	18,320
	General Dynamics Corp.	52,030	17,516
	Otis Worldwide Corp.	160,680	14,035
	JB Hunt Transport Services Inc.	65,410	12,712
*	Saia Inc.	34,920	11,402
	Carrier Global Corp.	213,712	11,293
	Honeywell International Inc.	54,800	10,691
	Union Pacific Corp.	43,440	10,049
	Rockwell Automation Inc.	24,390	9,489
	AMETEK Inc.	39,842	8,180
*	RXO Inc.	513,976	6,497
	CSX Corp.	151,400	5,488
	Deere & Co.	10,450	4,865
*	GXO Logistics Inc.	84,000	4,422
			2,230,321
Information Technology (25.2%)
	Micron Technology Inc.	1,785,645	509,641
	Microsoft Corp.	796,680	385,290
*	Flex Ltd.	6,249,651	377,604
*	Intel Corp.	8,729,600	322,122
	KLA Corp.	262,983	319,545
	Texas Instruments Inc.	944,660	163,889
	Oracle Corp.	659,900	128,621
	Applied Materials Inc.	435,470	111,912
	Analog Devices Inc.	383,990	104,138
	Jabil Inc.	404,800	92,303
	Apple Inc.	308,380	83,836
	Intuit Inc.	114,777	76,031
	Seagate Technology Holdings plc	262,149	72,193
	Infineon Technologies AG	1,420,875	61,994
	Hewlett Packard Enterprise Co.	2,458,600	59,056
	ASML Holding NV GDR (Registered)	51,670	55,280
	NVIDIA Corp.	294,260	54,880
	Cisco Systems Inc.	667,680	51,431
	HP Inc.	2,260,503	50,364
	NetApp Inc.	443,070	47,448
*	Ciena Corp.	182,000	42,564
*	Adobe Inc.	102,310	35,808
	Corning Inc.	364,970	31,957
	QUALCOMM Inc.	185,952	31,807
	Teradyne Inc.	132,920	25,728
[1]	Telefonaktiebolaget LM Ericsson ADR	2,514,310	24,263
*	Keysight Technologies Inc.	97,930	19,898
	Western Digital Corp.	107,300	18,485
	Qnity Electronics Inc.	144,095	11,765
			3,369,853
Materials (1.7%)
	Albemarle Corp.	377,765	53,431
	Linde plc	123,620	52,710
*	Glencore plc	8,704,593	47,585
	Tronox Holdings plc	4,130,659	17,225
	Corteva Inc.	184,480	12,366
	Dow Inc.	514,273	12,024
	DuPont de Nemours Inc.	287,190	11,545
	Freeport-McMoRan Inc.	207,470	10,537
	FMC Corp.	595,000	8,253
	Greif Inc. Class B	15,000	1,120
*	Solstice Advanced Materials Inc.	13,700	666
			227,462
Utilities (0.1%)
	PG&E Corp.	738,700	11,871
Total Common Stocks (Cost $4,871,451)			13,143,547

		Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $259,489)	2,595,318	259,532
Total Investments (100.1%) (Cost $5,130,940)			13,403,079
Other Assets and Liabilities—Net (-0.1%)			(18,371)
Net Assets (100%)			13,384,708
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,301.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $7,222, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $32,344 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,605,657	537,890	—	13,143,547
Temporary Cash Investments	259,532	—	—	259,532
Total	12,865,189	537,890	—	13,403,079